Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 11,734	$ 210,495	$ (3,490)	$ (88)	$ 5,505	$ 348	$ (48,484)	$ 176,020
Net income							3	3
Other comprehensive income (loss)				21		76		97
Total comprehensive income (loss)				21		76	3	100
Exercise and forfeiture of share-based payment into shares	3	232			(232)			3
Cost of share-based payment					629			629
Balance at Jun. 30, 2023	11,737	210,727	(3,490)	(67)	5,902	424	(48,481)	176,752
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income							8,284	8,284
Other comprehensive income (loss)				228		(73)		155
Total comprehensive income (loss)				228		(73)	8,284	8,439
Exercise and forfeiture of share-based payment into shares	4	405			(405)			4
Issuance of shares	3,283	54,948						58,231
Cost of share-based payment					1,327			1,327
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Balance at Mar. 31, 2023	11,736	210,665	(3,490)	(99)	5,750	539	(50,293)	174,808
Net income							1,812	1,812
Other comprehensive income (loss)				32		(115)		(83)
Total comprehensive income (loss)				32		(115)	1,812	1,729
Exercise and forfeiture of share-based payment into shares	1	62			(62)			1
Cost of share-based payment					214			214
Balance at Jun. 30, 2023	11,737	210,727	(3,490)	(67)	5,902	424	(48,481)	176,752
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income							6,791	6,791
Other comprehensive income (loss)				(152)		8		(144)
Total comprehensive income (loss)				(152)		8	6,791	6,647
Exercise and forfeiture of share-based payment into shares	2	465			(465)			2
Cost of share-based payment					482			482
Balance at Jun. 30, 2024	15,023	266,313	(3,490)	(12)	6,444	283	(33,409)	251,152
Balance at Mar. 31, 2024	15,022	266,183	(3,490)	12	6,336	282	(37,835)	246,510
Net income							4,426	4,426
Other comprehensive income (loss)				(24)		1		(23)
Total comprehensive income (loss)				(24)		1	4,426	4,403
Exercise and forfeiture of share-based payment into shares	1	130			(130)			1
Cost of share-based payment					238			238
Balance at Jun. 30, 2024	$ 15,023	$ 266,313	$ (3,490)	$ (12)	$ 6,444	$ 283	$ (33,409)	$ 251,152